Cover	Jan. 13, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This 8-K is amended to include Item 7.01 and Exhibits 3.1 and 10.1 which were inadvertently omitted from the initial filing.
Document Period End Date	Jan. 13, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40755
Entity Registrant Name	Fat Projects Acquisition Corp
Entity Central Index Key	0001865045
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27 Bukit Manis Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	099892
City Area Code	65
Local Phone Number	8590-2056
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and One Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and One Redeemable Warrant
Trading Symbol	FATPU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	FATP
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	FATPW
Security Exchange Name	NASDAQ